COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES:

Mineral Exploration

A portion of the Company’s mining claims on the Company’s properties are subject to lease and option agreements with various terms, obligations, and royalties payable in certain circumstances. The Company pays federal and county claim maintenance fees on unpatented claims that are included in the Company’s mineral exploration properties. These claims payments are included in exploration expense. Should the Company continue to explore all of the Company’s mineral properties, it expects annual fees to total $236,277 per year in the future.